Goodwill and Other Intangible Assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Goodwill [Roll Forward]
Balance at beginning of period	$ 145,939	$ 134,620
Adjustments	1,907	11,319
Acquisitions	6,436
Balance at end of period	154,282	145,939
Unamortized Indefinite Life Intangible Assets [Abstract]
Gross carrying amount	21,710	21,710
Amortized Intangible Assets [Abstract]
Gross carrying amount	16,144	16,565
Accumulated amortization	3,766	2,025
Annual Amortization Expense [Abstract]
2020	1,700
2021	1,700
2022	1,400
2023	1,400
2024	1,400
Smokeless [Member]
Goodwill [Roll Forward]
Balance at beginning of period	32,590	32,590
Adjustments	0	0
Acquisitions	0
Balance at end of period	32,590	32,590
Unamortized Indefinite Life Intangible Assets [Abstract]
Gross carrying amount	10,924	10,924
Smoking [Member]
Goodwill [Roll Forward]
Balance at beginning of period	96,107	96,107
Adjustments	0	0
Acquisitions	0
Balance at end of period	96,107	96,107
NewGen [Member]
Goodwill [Roll Forward]
Balance at beginning of period	17,242	5,923
Adjustments	1,907	11,319
Acquisitions	6,436
Balance at end of period	25,585	17,242
Unamortized Indefinite Life Intangible Assets [Abstract]
Gross carrying amount	10,786	10,786
Trade Names [Member]
Unamortized Indefinite Life Intangible Assets [Abstract]
Gross carrying amount	21,657	21,657
Trade Names [Member] | Smokeless [Member]
Unamortized Indefinite Life Intangible Assets [Abstract]
Gross carrying amount	10,871	10,871
Trade Names [Member] | NewGen [Member]
Unamortized Indefinite Life Intangible Assets [Abstract]
Gross carrying amount	10,786	10,786
Formulas [Member]
Unamortized Indefinite Life Intangible Assets [Abstract]
Gross carrying amount	53	53
Formulas [Member] | Smokeless [Member]
Unamortized Indefinite Life Intangible Assets [Abstract]
Gross carrying amount	53	53
Formulas [Member] | NewGen [Member]
Unamortized Indefinite Life Intangible Assets [Abstract]
Gross carrying amount	0	0
Customer Relationships [Member]
Amortized Intangible Assets [Abstract]
Gross carrying amount	8,106	8,107
Accumulated amortization	$ 2,834	1,713
Customer Relationships [Member] | Minimum [Member]
Amortized Intangible Assets [Abstract]
Amortized intangible assets, useful life	8 years
Customer Relationships [Member] | Maximum [Member]
Amortized Intangible Assets [Abstract]
Amortized intangible assets, useful life	10 years
Trade Names [Member]
Amortized Intangible Assets [Abstract]
Gross carrying amount	$ 7,158	7,578
Accumulated amortization	$ 714	208
Amortized intangible assets, useful life	15 years
Franchise Agreements [Member]
Amortized Intangible Assets [Abstract]
Gross carrying amount	$ 780	780
Accumulated amortization	$ 130	44
Amortized intangible assets, useful life	8 years
Non-Compete Agreements [Member]
Amortized Intangible Assets [Abstract]
Gross carrying amount	$ 100	100
Accumulated amortization	$ 88	$ 60
Amortized intangible assets, useful life	3 years 6 months